Document And Entity Information	9 Months Ended
Sep. 30, 2025
Document Information [Line Items]
Document Type	S-3
Entity Registrant Name	Aqua Metals, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-1169572
Entity Address, Address Line One	5370 Kietzke Lane, Suite 201
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89511
City Area Code	775
Local Phone Number	446-4418
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001621832
Amendment Flag	false